Inventories (Details) - Schedule of Inventories - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of inventories [Abstract]
Raw materials	$ 282,618	$ 786,082
Work in process
Finished goods	52,401	603,479
Total	$ 335,019	$ 1,389,561